Restructuring Charges (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	$ 96.6	$ 124.3	$ 128.7	$ 114.3
Restructuring and Related Costs Incurred	8.4	10.7	22.8	20.6
Cash Payments	4.0	18.7	18.7	24.5
Adjustment to Costs - Expense	(0.2)	(5.0)	(4.2)	(10.4)
Fiscal 2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	7.3
Restructuring and Related Costs Incurred	7.5
Cash Payments	1.8
Fiscal 2016 Acquisition-related [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	0.9
Restructuring and Related Costs Incurred	0.9
Cash Payments	0.0
Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	10.2	10.7
Restructuring and Related Costs Incurred		10.7
Cash Payments	1.3	8.3
Adjustment to Costs - Expense	(0.4)
Fiscal 2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		19.7	22.8
Restructuring and Related Costs Incurred			22.8
Cash Payments		9.0	9.7
Adjustment to Costs - Expense		(3.0)
Fiscal 2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		14.1	14.2	15.5
Restructuring and Related Costs Incurred				19.8
Cash Payments		1.1	5.5	7.4
Adjustment to Costs - Expense		(0.2)	(1.3)	(4.3)
Fiscal 2013 Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		0.8	0.8	0.9
Restructuring and Related Costs Incurred				0.8
Cash Payments		0.1	0.5	0.2
Adjustment to Costs - Expense				0.1
Previous Restructuring And Acquisition Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Cash Payments	0.9
Adjustment to Costs - Expense	0.2
Severance [Member] | Fiscal 2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	5.7
Restructuring and Related Costs Incurred	5.7
Cash Payments	1.8
Severance [Member] | Fiscal 2016 Acquisition-related [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	0.9
Restructuring and Related Costs Incurred	0.9
Severance [Member] | Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	10.2	10.5
Restructuring and Related Costs Incurred		10.5
Cash Payments	1.3	8.1
Adjustment to Costs - Expense	(0.4)
Severance [Member] | Fiscal 2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		18.9	22.0
Restructuring and Related Costs Incurred			22.0
Cash Payments		8.6	9.4
Adjustment to Costs - Expense		(3.0)
Severance [Member] | Fiscal 2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		12.7	12.8	14.8
Restructuring and Related Costs Incurred				19.4
Cash Payments		0.9	4.8	7.1
Adjustment to Costs - Expense		(0.2)	(1.9)	(4.6)
Severance [Member] | Fiscal 2013 Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		0.8	0.8	0.8
Restructuring and Related Costs Incurred				0.7
Cash Payments		0.1	0.5	0.1
Adjustment to Costs - Expense				0.1
Severance [Member] | Previous Restructuring And Acquisition Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Adjustment to Costs - Expense		(0.3)
Facilities and other [Member] | Fiscal 2016 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date	1.6
Restructuring and Related Costs Incurred	$ 1.8
Facilities and other [Member] | Fiscal 2015 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		0.2
Restructuring and Related Costs Incurred		0.2
Cash Payments		0.2
Facilities and other [Member] | Fiscal 2014 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		0.8	0.8
Restructuring and Related Costs Incurred			0.8
Cash Payments		0.4	0.3
Facilities and other [Member] | Fiscal 2013 Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date		1.4	1.4	0.7
Restructuring and Related Costs Incurred				0.4
Cash Payments		0.2	0.7	0.3
Adjustment to Costs - Expense			$ 0.6	0.3
Facilities and other [Member] | Fiscal 2013 Acquisition Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total Costs Recognized to Date				0.1
Restructuring and Related Costs Incurred				0.1
Cash Payments				$ 0.1
Facilities and other [Member] | Previous Restructuring And Acquisition Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Cash Payments		0.2
Adjustment to Costs - Expense		$ (1.5)